Expense Example	May 01, 2026 USD ($)
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	1,290
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	388
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,563
LKCM Equity Fund | LKCM Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	1,207
LKCM Balanced Fund | LKCM Balanced Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,228
LKCM Fixed Income Fund | LKCM Fixed Income Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	973
LKCM International Equity Fund | LKCM International Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	716
Expense Example, with Redemption, 10 Years	1,615
LKCM Aquinas Catholic Equity Fund | LKCM Aquinas Catholic Equity Fund Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	758
Expense Example, with Redemption, 10 Years	$ 1,717